EMPLOYEE BENEFIT PLANS (Details) (Defined Benefit Pension Plan, USD $) In Millions, unless otherwise specified	1 Months Ended	12 Months Ended
	Jan. 31, 2012	Dec. 31, 2011 Y
EMPLOYEE BENEFIT PLANS
Contribution made by the Company to its defined benefit pension plan for the 2010 plan year		$ 5.7
Contribution made by the company to its defined benefit pension plan for the plan year 2011	2.3	6.7
Adjusted funding target percentage subject to benefit restrictions, maximum		80.00%
Threshold age plus vesting period of active employees to determine type of benefit eligibility (in years)		55
Minimum
EMPLOYEE BENEFIT PLANS
Estimated contribution by employer		15.0
Adjusted funding target percentage to be maintained (as a percent)		80.00%
Maximum
EMPLOYEE BENEFIT PLANS
Estimated contribution by employer		$ 20.0